Leases - Summary of Carrying Amounts of Short-Term and Long-Term Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Short-term portion of lease liabilities	$ 28,606	$ 28,944
Long-term portion of lease liabilities	$ 191,916	$ 207,594